Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Lease Costs
The components of operating lease costs for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Operating lease costs	$5,444	$4,370
Variable lease costs(1)	1,046	976
Short-term lease costs	476	39
Total lease costs	$6,966	$5,385
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(1)Primarily includes common area maintenance and other service charges for leases in which we pay a proportionate share of those costs as we have elected to not separate lease and non-lease components for our office leases.
Lease Liabilities
Maturities of our operating lease liabilities as of December 31, 2021 were as follows:

December 31, 2021
(in thousands)
2022	$7,773
2023	8,623
2024	8,274
2025	6,844
2026	6,887
Thereafter	22,455
Total minimum lease payments	60,856
Less: imputed interest	(18,204)
Present value of operating lease liabilities	$42,652